Loans Receivable, Net (Schedule of loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	$ 81,600	$ 475,000
Collectively Evaluated For Impairment	8,193,533	7,882,496
Total	8,275,133	8,357,496
Residential Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	1,323,183	1,392,065
Total	1,323,183	1,392,065
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	32,300	2,600
Collectively Evaluated For Impairment	1,030,853	884,116
Total	1,063,153	886,716
Commercial Business
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	0	0
Collectively Evaluated For Impairment	773,948	159,353
Total	773,948	159,353
Commercial Real Estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually Evaluated For Impairment	49,300	472,400
Collectively Evaluated For Impairment	5,065,549	5,446,962
Total	$ 5,114,849	$ 5,919,362